Nature of Business (Detail Textuals)	1 Months Ended
Jul. 17, 2017 $ / shares
Disclosure For Nature Of Business [Abstract]
Stock split ratio	100
Reverse stock split ratio	20
Par value for common share under reverse stock split	$ 0.001
Amount per share in cash under reverse stock split	$ 0.0001